SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
SHARE-BASED COMPENSATION
Summary of assumptions using the binomial option pricing model

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2017	2018	2019
Risk free rate of interest	1.65% ‑ 2.03%	2.45% ‑ 2.98%	1.79%-2.53%
Volatility	43.6% ‑ 44.5%	43.5% ‑ 48.3%	43.4%-55.3%
Dividend yield	—	—	—
Exercise multiples	2.2 / 2.8	2.2 / 2.8	2.2 / 2.8
Life of option (years)	4.0 ‑ 5.0	4.0 ‑ 6.0	4.0 - 6.0

Schedule of activity in share options

		Weighted	Weighted
		Average	Average
	Number of	Exercise	Grant‑date
	Options	Price	Fair Value
		RMB	RMB
Outstanding as of December 31, 2018	34,257,800	11.52	41.22
Granted	2,379,500	26.27	38.29
Forfeited	(163,100)	(8.42)	20.53
Outstanding as of December 31, 2019	36,474,200	12.28	34.61
Vested and expected to vest as of December 31, 2019	30,745,370

Schedule of share options outstanding

	Options Outstanding		Options Exercisable
		Weighted		Weighted
		Average		Average
	Number	Remaining	Number	Remaining
Exercise Price	Outstanding	Contractual Life	Outstanding	Contractual Life
RMB
—	4,041,450	0.55	4,041,450	0.55
7.78	11,184,400	1.58	9,552,500	1.56
14.32	13,733,600	2.85	12,901,600	5.01
14.72	4,041,450	0.55	4,041,450	0.55
24.06	3,394,700	4.35	1,084,750	4.30
50.13	78,600	4.02	19,600	4.02
Total	36,474,200		31,641,350

Schedule of share-based compensation expenses recognized with each issuance of share options

	For the year ended
	December 31,
Date of Grant	2017	2018	2019
	RMB	RMB	RMB
10/07/2015	60,253	2,613	—
25/09/2015	197	111	57
01/07/2016	167,968	47,177	27,771
16/08/2016	246	241	251
23/08/2016	2,388	2,336	2,442
01/09/2016	1,581	1,546	1,616
06/09/2016	3,603	3,524	3,427
01/08/2017	4,124	9,686	10,124
11/09/2017	2,709	8,713	9,107
10/10/2017	628	2,732	2,856
20/10/2017	1,124,509	393,648	63,246
26/12/2017	—	—	135,997
19/01/2018	—	33,623	8,486
07/03/2018	—	2,193	4,162
27/03/2018	—	—	6,345
27/04/2018	—	—	10,377
01/09/2018	—	—	1,366
29/09/2018	—	—	20,195
24/12/2018	—	19	1,095
07/01/2019	—	—	1,842
21/04/2019	—	—	653
13/06/2019	—	—	97
14/06/2019	—	—	41
01/07/2019	—	—	41,598
Share‑based compensation recognized for share options	1,368,206	508,162	353,151

Summary of share based compensation recognized related to share options granted and ordinary shares issued

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB
General and administrative expenses	2,180,505	508,162	353,151
Total	2,180,505	508,162	353,151